Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

The International Equity Fund

The EAFE Fund

The EAFE Choice Fund

The EAFE Pure Fund

The Emerging Markets Fund

The Asia Ex Japan Fund

The Emerging Markets Bond Fund

The Global Alpha Equity Fund

The Long Term Global Growth Equity Fund

The North American Equity Fund

Supplement dated July 1, 2016 to the prospectus dated April 29, 2016 (the “Prospectus”)

Effective immediately, the Prospectus is revised as follows:

1.            The section titled “Shareholder Fees” under “Fees and Expenses” for The International Equity Fund on page 1 of the Prospectus is restated in its entirety as follows:

	Class 1	Class 2	Class 3	Class 4	Class 5
Shareholder Fees (fees paid directly from your investment)
Purchase Fees (as a percentage of amount purchased)	0.21%	0.21%	0.21%	0.21%	0.21%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

2.            The expense tables under the section titled “Example of Expenses” for The International Equity Fund on page 1 of the Prospectus are restated in their entirety as follows:

Assuming you redeemed all of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$103	$256	$422	$905
Class 2	$95	$230	$378	$809
Class 3	$87	$205	$335	$712
Class 4	$84	$199	$324	$688
Class 5	$79	$183	$296	$627

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$92	$244	$410	$890
Class 2	$84	$219	$366	$794
Class 3	$76	$194	$322	$697
Class 4	$74	$187	$311	$672
Class 5	$69	$172	$284	$611

3.            The section titled “Shareholder Fees” under “Fees and Expenses” for The EAFE Fund on page 6 of the Prospectus is restated in its entirety as follows:

	Class 1	Class 2	Class 3	Class 4	Class 5

Shareholder Fees (fees paid directly from your investment)
Purchase Fees (as a percentage of amount purchased)	0.21%	0.21%	0.21%	0.21%	0.21%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

4.            The expense tables under the section titled “Example of Expenses” for The EAFE Fund on page 6 of the Prospectus are restated in their entirety as follows:

Assuming you redeemed all of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$103	$256	$422	$905
Class 2	$95	$230	$378	$809
Class 3	$88	$208	$340	$724
Class 4	$84	$199	$324	$688
Class 5	$79	$183	$296	$627

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$92	$244	$410	$890
Class 2	$84	$219	$366	$794
Class 3	$77	$197	$328	$709
Class 4	$74	$187	$311	$672
Class 5	$69	$172	$284	$611

5.            The section titled “Shareholder Fees” under “Fees and Expenses” for The EAFE Choice Fund on page 11 of the Prospectus is restated in its entirety as follows:

	Class 1	Class 2	Class 3	Class 4	Class 5

Shareholder Fees (fees paid directly from your investment)
Purchase Fees (as a percentage of amount purchased)	0.21%	0.21%	0.21%	0.21%	0.21%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

6.            The expense tables under the section titled “Example of Expenses” for The EAFE Choice Fund on page 11 of the Prospectus are restated in their entirety as follows:

Assuming you redeemed all of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$106	$265	$438	$941
Class 2	$98	$240	$395	$845
Class 3	$91	$218	$357	$761
Class 4	$88	$208	$340	$724
Class 5	$82	$192	$313	$663

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$95	$254	$426	$926
Class 2	$87	$229	$382	$830
Class 3	$80	$206	$344	$745
Class 4	$77	$197	$328	$709
Class 5	$72	$181	$300	$648

7.            The section titled “Shareholder Fees” under “Fees and Expenses” for The EAFE Pure Fund on page 16 of the Prospectus is restated in its entirety as follows:

	Class 1	Class 2	Class 3	Class 4	Class 5
Shareholder Fees (fees paid directly from your investment)
Purchase Fees (as a percentage of amount purchased)	0.21%	0.21%	0.21%	0.21%	0.21%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

8.            The expense tables under the section titled “Example of Expenses” for The EAFE Pure Fund on page 16 of the Prospectus are restated in their entirety as follows:

Assuming you redeemed all of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$107	$268	$444	$953
Class 2	$99	$243	$400	$857
Class 3	$92	$221	$362	$773
Class 4	$89	$211	$346	$736
Class 5	$83	$196	$318	$676

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$96	$257	$432	$937
Class 2	$88	$232	$388	$842
Class 3	$81	$210	$350	$757
Class 4	$78	$200	$333	$721
Class 5	$73	$184	$306	$660

9.            The section titled “Shareholder Fees” under “Fees and Expenses” for The Emerging Markets Fund on page 21 of the Prospectus is restated in its entirety as follows:

	Class 1(a)	Class 2(a)	Class 3	Class 4	Class 5(a)

Shareholder Fees (fees paid directly from your investment)
Purchase Fees (as a percentage of amount purchased)	0.20%	0.20%	0.20%	0.20%	0.20%
Redemption Fees (as a percentage of amount redeemed)	0.25%	0.25%	0.25%	0.25%	0.25%

10.    The expense tables under the section titled “Example of Expenses” for The Emerging Markets Fund on page 21 of the Prospectus are restated in their entirety as follows:

Assuming you redeemed all of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$142	$347	$569	$1,210
Class 2	$134	$322	$526	$1,116
Class 3	$127	$300	$489	$1,034
Class 4	$123	$291	$472	$998
Class 5	$118	$275	$445	$939

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$116	$319	$539	$1,172
Class 2	$108	$294	$596	$1,079
Class 3	$101	$272	$458	$996
Class 4	$97	$262	$442	$960
Class 5	$92	$247	$414	$901

11.    The section titled “Shareholder Fees” under “Fees and Expenses” for The Long Term Global Growth Equity Fund on page 39 of the Prospectus is restated in its entirety as follows:

	Class 1	Class 2	Class 3	Class 4	Class 5

Shareholder Fees (fees paid directly from your investment)
Purchase Fees (as a percentage of amount purchased)	0.10%	0.10%	0.10%	0.10%	0.10%
Redemption Fees (as a percentage of amount redeemed)	0.10%	0.10%	0.10%	0.10%	0.10%

12.    The expense tables under the section titled “Example of Expenses” for The Long Term Global Growth Equity Fund on page 39 of the Prospectus are restated in their entirety as follows:

Assuming you redeemed all of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$107	$322	$555	$1,224
Class 2	$99	$297	$512	$1,131
Class 3	$92	$275	$474	$1,048
Class 4	$89	$266	$458	$1,013
Class 5	$84	$250	$431	$953

Assuming you did not redeem any of your shares at the end of each period, your expenses would be:

	1 year	3 years	5 years	10 years
Class 1	$97	$311	$543	$1,209
Class 2	$89	$286	$500	$1,116
Class 3	$81	$264	$462	$1,033
Class 4	$78	$254	$445	$998
Class 5	$73	$239	$418	$938

13.    The table included under “Shares—Purchase of Shares” on page 77 of the Prospectus is restated in its entirety as follows:

Fund	Purchase Fees (expressed as a percentage of amount purchased)
The International Equity Fund	0.21%
The EAFE Fund	0.21%
The EAFE Choice Fund	0.21%
The EAFE Pure Fund	0.21%
The Emerging Markets Fund	0.20%
The Asia Ex Japan Fund	0.35%
The Emerging Markets Bond Fund	0.25%
The Global Alpha Equity Fund	0.15%
The Long Term Global Growth Equity Fund	0.10%
The North American Equity Fund	0.15%

14.    The table included under “Shares—Redemption of Shares” on page 81 of the Prospectus is restated in its entirety as follows:

Fund	Redemption Fee (expressed as a percentage of amount redeemed)
The International Equity Fund	0.10%
The EAFE Fund	0.10%
The EAFE Choice Fund	0.10%
The EAFE Pure Fund	0.10%
The Emerging Markets Fund	0.25%
The Asia Ex Japan Fund	0.35%
The Emerging Markets Bond Fund	0.25%
The Global Alpha Equity Fund	0.10%

The Long Term Global Growth Equity Fund	0.10%
The North American Equity Fund	0.15%

15.    The section titled “Principal Investment Strategies” under “The Long Term Global Growth Equity Fund” on page 40 of the Prospectus is restated in its entirety as follows:

The Fund will seek to meet its objective through investment in a portfolio of global common stocks and other equity securities without reference to benchmark constraints. The Fund will engage in the active management of its portfolio by making investments in selected businesses which the portfolio managers believe may grow and enjoy sustainable competitive advantages in their markets. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. The portfolio managers will select investments without regard to the geographic, industry, sector, or individual company weightings on any index.

While the portfolio managers are not constrained by geographic limitations, the Fund will ordinarily invest in securities of issuers located in at least six different countries. In addition, under normal circumstances, the Fund will invest at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, will invest at least 30% of its total assets in companies located outside the U.S. See “Other Important Information About the Funds” below for additional detail on how the Fund classifies the location of issuers in which it invests.

The Fund may invest in stocks of any market capitalization. In constructing the Fund’s portfolio, the portfolio managers generally select between 30 and 60 issuers in which they have high conviction. As a result, the Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a single issuer or a small number of issuers. Although the Fund seeks to invest across a broad spectrum of sectors and industries, the portfolio managers’ unconstrained approach to selecting investments may result in significant exposure to a small number of industries or sectors. Currency hedging is permitted, at the discretion of the Manager, to attempt to preserve the Fund’s investments in U.S. dollar terms, and may include utilization of forward foreign currency transactions or other currency instruments, such as options. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified. The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of admissions to or withdrawals from the Fund.

16.    The section titled “Investment Policies” under “Investment Objectives and Policies” (applicable to The Long Term Global Growth Equity Fund) on page 56 of the Prospectus is restated in its entirety as follows:

The Fund will seek to meet its objective through investment in a portfolio of global equity securities without reference to benchmark constraints. The Fund will engage in the active management of its portfolio, in a non-indexed style, by making investments in selected businesses which, on the basis of fundamental research, the portfolio managers believe show that they may grow and enjoy sustainable competitive advantages in their markets. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, convertible securities, preferred stocks and depositary receipts. The Fund may also invest in securities that are convertible into common stock, sponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other similar instruments. The Manager will invest the Fund’s portfolio without regard to the tax status of investors in the Fund.

The portfolio managers will select investments without regard to the geographic, industry, sector, or individual company weightings on any index. While the portfolio managers are not constrained by geographic limitations, the Fund will ordinarily invest in securities of issuers located in at least six different countries. In addition, under normal circumstances, the Fund will invest at least 40% of its total assets in securities of companies located outside the U.S. when market conditions are favorable, but, when market conditions are not favorable, will invest at least 30% of its total assets in companies located outside the U.S. For purposes of establishing whether a 40% or 30% threshold applies when measuring the test described in the prior sentence, the Manager will determine, in its sole discretion, whether market conditions are favorable and in making such determination may consider any factors it deems relevant, including but not limited to: the relative prospects for growth among U.S. and non-U.S. companies; long- or short-term fluctuations, or expected fluctuations, in currency exchange rates; the relative monetary or fiscal health of the U.S. compared to other countries; the relative market stability, or expected stability, of the U.S. compared to other countries; and the relative weighting of the U.S. and non-U.S. countries on global equity market indices. See “Other Important Information About the Funds” below for additional detail on how the Fund classifies the location of issuers in which it invests.

In constructing the Fund’s portfolio, the portfolio managers generally select between 30 and 60 issuers in which they have high conviction. As a result, the Fund is a non-diversified fund, which means that it may invest a relatively large percentage of its assets in a single issuer or a small number of issuers. Although the Fund seeks to invest across a broad spectrum of sectors and industries, the portfolio managers’ unconstrained approach to selecting investments may result in significant exposure to a small number of industries or sectors. The portfolio managers consider selling a security when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified. The Fund may invest in stocks of any market capitalization.

Currency hedging is permitted, at the discretion of the Manager, to attempt to preserve the Fund’s investments in U.S. dollar terms. The Manager may enter into forward foreign currency transactions, or acquire other currency instruments, including options, in an attempt to minimize the adverse effects of changes in foreign exchange rates. The Fund may, but is not obligated to, attempt to hedge up to 75% of its foreign currency exposure using such techniques. Any currency gains or losses will be included in the calculation of total return.

The Fund will aim to remain fully invested in equities, holding cash and cash equivalents primarily during periods of investment reallocation, or as a result of admissions to or withdrawals from the Fund. For liquidity purposes, the Fund may hold cash in U.S. dollars and foreign currencies, or invest in short-term securities, including repurchase agreements and domestic and foreign money market instruments. Holding cash or short-term securities may cause the Fund to not meet its investment objective.

For a description of additional investment techniques that may be utilized by The Long Term Global Growth Equity Fund and the risks associated with all the Fund’s investments, see “Other Important Information About the Funds” below and the sections of the SAI pertaining to The Long Term Global Growth Equity Fund.

17.    The section titled “Location of Issuers” under “Other Important Information About the Funds” (applicable to each Fund) on page 73 of the Prospectus is restated in its entirety as follows:

A number of the Funds’ policies are determined by reference to whether an issuer is “located in” a particular country or group of countries or located outside the U.S. more generally.  In determining where an issuer is located for these purposes, the Manager will consider a number of factors, including but not limited to: (i) the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant geography; (ii) the markets in which the issuer’s securities are principally traded; (iii) where the issuer’s headquarters, principal offices or operations are located; and (iv) where the issuer is organized. The Manager may also consider other factors in making this determination.  The Manager may take into account both its own internal analysis and third party information in determining where any particular issuer is located. The categorization for compliance testing purposes may differ from how different portfolio managers, investment professionals, or third parties assign the location of individual issuers.  No single factor will necessarily be determinative nor must all be present for the Manager to determine that an issuer is located in a particular country, group of countries or outside the U.S. more generally. For example, the Manager may consider a company that is organized in the U.S., with its principal place of business in the U.S. and whose securities are traded principally on a U.S. exchange to be located outside the U.S., if, for example, more than 50% of the company’s revenues are derived from activity outside the U.S. This may be true even if the Manager does not determine that the company is located in a specific non-U.S. country. The Manager may weight these factors differently with respect to different geographic policies, different countries or different Funds.